Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2025	2024	2023

Current	$2,652	$(411)	$9,354
Deferred	(1,667,125)	(122,343)	(66,695)
Income tax benefit	$(1,664,473)	$(122,754)	$(57,341)

Schedule of Reconciles China Statutory Rates

The following table reconciles China statutory rates to the Group’s effective tax rate:

	For the years ended December 31,
	2025	2024	2023

PRC statutory rates	25.0%	25.0%	25.0%
Preferential tax rates	0.4%	(0.4)%	(0.4)%
R&D credits	0.7%	0.3%	0.2%
Change in valuation allowance and others	(20.2)%	(24.8)%	(24.8)%
Effective tax rate	5.9%	0.1%	0.0%

Schedule of Deferred Tax Assets	The significant components of the deferred tax assets and liabilities are as follows:
	As of December 31,
	2025	2024
Deferred tax assets:
Provision for credit losses	$1,235,554	$1,483,285
Depreciation and amortization	244,043	207,204
Net operating loss carryforward	3,899,031	2,751,701
Valuation allowance	(4,610,181)	(3,464,740)
Deferred tax assets, net	$768,447	$977,450

Deferred tax liabilities:
Increase in fair value of intangible assets acquired through acquisition	$1,859,988	$1,882,829
Impairment of intangible assets acquired through acquisition	(1,859,988)	-
Deferred tax liabilities	$-	$1,882,829

Schedule of Taxes Payable	Taxes payable consists of the following:
	As of December 31,
	2025	2024

Income taxes payable	$-	$5,591
VAT and other tax payable	291,727	239,179
Taxes payable	$291,727	$244,770